Federal Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Federal Income Taxes (Textual) [Abstract]
Statutory federal income tax rate	21.00%	35.00%	35.00%
Federal income tax benefit		$ 530
Excess credit carryforwards refundable rate		50.00%
Credit carryforwards		$ 253
Government sequestration fees payable		11
Federal income tax receivable	$ 284
Deferred tax assets	1,148	1,401
Deferred tax liabilities	1,451	1,871
Deferred tax balances provisional income tax expense benefit	(9)
Federal income taxes refunds/payments	6	8	$ 7
Operating loss carryforward	77
Low Income-housing credit carry forwards other	$ 335
Income-housing credit carryforwards description	Low-income-housing credit carryforwards, which expire between 2024 and 2038
Foreign tax credit carryforwards	$ 52
Other Assets [Member]
Federal Income Taxes (Textual) [Abstract]
Federal income tax receivable	$ 259	166
Life insurance [Member]
Federal Income Taxes (Textual) [Abstract]
Deferred tax assets		134
Deferred tax liabilities		134
Net deferred liabilities		$ 0
Earliest Tax Year [Member]
Federal Income Taxes (Textual) [Abstract]
Operating loss carryforward, expiration year	2019
Foreign tax credit carryforwards expiring period	2023
Latest Tax Year [Member]
Federal Income Taxes (Textual) [Abstract]
Operating loss carryforward, expiration year	2037
Foreign tax credit carryforwards expiring period	2026